Employee Benefits Expenses	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Employee Benefits Expenses
EMPLOYEE BENEFITS EXPENSES

(in millions of Canadian dollars)	NOTE	2018	2017
Wages and employee benefits expenses	22	1,068	976
Share options granted to directors and employees	19(a)	1	1
Pension costs - defined benefit plans	16	8	7
Pension costs - defined contribution plans	16	22	21
Post-employment benefits other than defined benefit pension plans	16	6	4
		1,105	1,009

KEY MANAGEMENT COMPENSATION
Key management includes the members of the Board of Directors, Presidents and Vice Presidents of the Corporation. The compensation paid or payable to key management for their services is shown below:

(in millions of Canadian dollars)	2018	2017
Salaries and other short-term benefits	9	11
Post-employment benefits	1	1
Share-based payments	4	6
	14	18